Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Collateralized Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Collateralized Accounts Receivable and Recourse and Non Recourse Debt [abstract]
Estimated residual value of leased assets	$ 215.8	$ 215.6
Minimum lease payments receivable	122.6	127.6
Guaranteed operation (cash inflow)	27.0	42.7
Impairment	(129.5)	(97.2)
Investment in sales-type lease	235.9	288.7
Current portion	218.5	185.6	$ 142.8
Non-current portion	$ 17.4	$ 103.1	$ 180.5